Condensed Financial Information (Parent Company)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information (Parent Company)
MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule II
Condensed Financial Information
(Parent Company Only)
December 31, 2013 and 2012

(In millions, except share and per share data)

	2013	2012
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $28,548 and $32,018, respectively)	$29,690	$35,152
Equity securities available-for-sale, at estimated fair value (cost: $284 and $273, respectively)	319	277
Mortgage loans (net of valuation allowances of $19 and $22, respectively)	4,224	4,703
Policy loans	1,068	1,086
Real estate and real estate joint ventures	419	371
Other limited partnership interests	1,318	1,181
Short-term investments, principally at estimated fair value	1,512	1,833
Investment in subsidiaries	6,099	6,641
Loans to subsidiaries	680	305
Other invested assets, principally at estimated fair value	1,139	1,682
Total investments	46,468	53,231
Cash and cash equivalents, principally at estimated fair value	417	553
Accrued investment income	287	316
Premiums, reinsurance and other receivables	7,195	7,003
Receivables from subsidiaries	858	833
Deferred policy acquisition costs and value of business acquired	1,011	789
Current income tax recoverable	88	—
Goodwill	493	558
Other assets	132	140
Separate account assets	16,036	15,238
Total assets	$72,985	$78,661
Liabilities and Stockholders’ Equity
Liabilities
Future policy benefits	$19,099	$19,632
Policyholder account balances	22,387	24,039
Other policy-related balances	246	872
Payables for collateral under securities loaned and other transactions	4,811	6,477
Long-term debt — affiliated	750	750
Current income tax payable	—	3
Deferred income tax liability	16	266
Other liabilities	852	824
Separate account liabilities	16,036	15,238
Total liabilities	64,197	68,101
Stockholders’ Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and outstanding at December 31, 2013 and 2012	86	86
Additional paid-in capital	6,737	6,718
Retained earnings	1,076	1,356
Accumulated other comprehensive income (loss)	889	2,400
Total stockholders’ equity	8,788	10,560
Total liabilities and stockholders’ equity	$72,985	$78,661
See accompanying notes to the condensed financial information.
MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule II
Condensed Financial Information — (Continued)
(Parent Company Only)
For the Years Ended December 31, 2013, 2012 and 2011

(In millions)

	2013	2012	2011
Condensed Statements of Operations
Revenues
Premiums	$181	$144	$148
Universal life and investment-type product policy fees	645	662	632
Net investment income	1,797	1,854	1,943
Equity in earnings of subsidiaries	287	773	574
Other revenues	147	151	154
Net investment gains (losses)	54	20	14
Net derivative gains (losses)	(105)	(140)	241
Total revenues	3,006	3,464	3,706
Expenses
Policyholder benefits and claims	916	797	755
Interest credited to policyholder account balances	618	666	710
Goodwill impairment	66	327	—
Other expenses	499	576	772
Total expenses	2,099	2,366	2,237
Income (loss) from continuing operations before provision for income tax	907	1,098	1,469
Provision for income tax expense (benefit)	187	(20)	295
Income (loss) from continuing operations, net of income tax	720	1,118	1,174
Income (loss) from discontinued operations, net of income tax	—	8	—
Net income (loss)	$720	$1,126	$1,174
Comprehensive income (loss)	$(791)	$1,755	$2,728
See accompanying notes to the condensed financial information.

MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule II
Condensed Financial Information — (Continued)
(Parent Company Only)
For the Years Ended December 31, 2013, 2012 and 2011

(In millions)

	2013	2012	2011
Condensed Statements of Cash Flows
Cash flows from operating activities
Net cash provided by (used in) operating activities	$957	$1,184	$886
Cash flows from investing activities
Sales, maturities, and repayments of:
Fixed maturity securities	14,647	10,714	13,921
Equity securities	56	46	163
Mortgage loans	1,154	845	552
Real estate and real estate joint ventures	58	47	12
Other limited partnership interests	102	154	159
Purchases of:
Fixed maturity securities	(11,000)	(10,729)	(11,658)
Equity securities	(51)	(27)	(22)
Mortgage loans	(648)	(428)	(946)
Real estate and real estate joint ventures	(129)	(77)	(83)
Other limited partnership interests	(192)	(179)	(214)
Cash received in connection with freestanding derivatives	73	362	375
Cash paid in connection with freestanding derivatives	(644)	(322)	(453)
Dividends from subsidiaries	25	—	—
Returns of capital from subsidiaries	52	84	49
Capital contributions to subsidiaries	(3)	(166)	(422)
Issuances of loans to affiliates	(375)	—	(305)
Net change in policy loans	18	15	26
Net change in short-term investments	321	(251)	(487)
Net change in other invested assets	(39)	(50)	(16)
Net cash provided by (used in) investing activities	3,425	38	651
Cash flows from financing activities
Policyholder account balances:
Deposits	12,156	11,577	14,151
Withdrawals	(13,987)	(12,298)	(15,754)
Net change in payables for collateral under securities loaned and other transactions	(1,666)	102	(482)
Financing element on certain derivative instruments	(21)	75	127
Return of capital	—	—	(47)
Dividends on common stock	(1,000)	(504)	(517)
Net cash provided by (used in) financing activities	(4,518)	(1,048)	(2,522)
Change in cash and cash equivalents	(136)	174	(985)
Cash and cash equivalents, beginning of year	553	379	1,364
Cash and cash equivalents, end of year	$417	$553	$379
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
Interest	$64	$64	$64
Income tax	$120	$(194)	$(66)
Non-cash transactions:
Capital contribution from MetLife, Inc.	$19	$45	$—
Returns of capital from subsidiaries	$—	$202	$—
Capital contributions to subsidiaries	$16	$31	$—

See accompanying notes to the condensed financial information.
MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule II
Notes to the Condensed Financial Information
(Parent Company Only)

1.  Basis of Presentation
The condensed financial information of MetLife Insurance Company of Connecticut (the “Parent Company”) should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.
The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.
2.  Support Agreement
The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited (“MAL”), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of (a) £50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL’s capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the “FSA”) or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL’s individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body. As described in Note 17 of the Notes to the Consolidated Financial Statements, a subsidiary of MetLife Insurance Company of Connecticut reached an agreement to sell MAL to a third party. Upon the close of such sale, the Parent Company’s obligations under this net worth maintenance agreement will terminate.